UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008.

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: February 13, 2009.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $27,328
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE


                                                  FORM 13F INFORMATION TABLE

                                            Value      Shares/   Sh/ Put/  Invstmt       Other     Voting Authority
Name of Issuer     Title of Class  CUSIP    (x$1000)   PrnAmt    Prn Call  Discret       Mngrs     Sole  Shared None


ACTIVE POWER INC        COM      00504W100     936    2,925,306   SH        Sole                 2,925,306
CYBERONICS, INC         COM      23251P102   3,991      240,836   SH        Sole                   240,836
GENVEC, INC             COM      37246C109   1,451    3,373,403   SH        Sole                 3,373,403
MIDDLEBRK PHARMA        COM      596087106   7,299    4,865,709   SH        Sole                 4,865,709
NITROMED INC            COM      654798503   2,043    5,376,566   SH        Sole                 5,376,566
SENOMYX INC             COM      81724Q107     581      208,155   SH        Sole                   208,155
TEMPLTN DRAGON FND      COM      88018T101   6,389      370,190   SH        Sole                   370,190
VANDA PHARMACEUT        COM      921659108     280      560,396   SH        Sole                   560,396
VERENIUM CORP           COM      92340P100   4,359    4,952,934   SH        Sole                 4,952,934



